UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GoldenTree Asset Management, LP
Address: 300 Park Avenue
         20th Floor
         New York, NY  10022

13F File Number:  028-10632

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Barry Ritholz
Title:     General Counsel
Phone:     (212) 847-3420

Signature, Place, and Date of Signing:

     /s/ Barry Ritholz     New York, NY     July 22, 2004


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     19

Form13F Information Table Value Total:     $155,841 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES CORP                       COM              00130H105     3438   346200 SH       SOLE                   346200        0        0
CENTRAL EUROPEAN MEDIA ENTRP   CL A NEW         G20045202     4810   211694 SH       SOLE                   211694        0        0
CHINA MOBILE HONG KONG LTD     SPONSORED ADR    16941M109    19111  1263235 SH       SOLE                  1263235        0        0
CITIGROUP INC                  COM              172967101     3906    84000 SH       SOLE                    84000        0        0
DOBSON COMMUNICATIONS CORP     CL A             256069105     2816   871765 SH       SOLE                   871765        0        0
E TRADE FINANCIAL CORP         NOTE  6.000% 2/0 269246AB0     6675  6520000 PRN      SOLE                  6520000        0        0
EL PASO ELEC CO                COM NEW          283677854     2250   145720 SH       SOLE                   145720        0        0
EMMIS COMMUNICATIONS CORP      CL A             291525103     3147   150000 SH       SOLE                   150000        0        0
INSIGHT COMMUNICATIONS INC     CL A             45768V108     3622   391100 SH       SOLE                   391100        0        0
LIBERTY MEDIA CORP NEW         COM SER A        530718105    11042  1228230 SH       SOLE                  1228230        0        0
NEW CENTURY FINANCIAL CORP     COM              64352D101     3991    85200 SH       SOLE                    85200        0        0
NRG ENERGY INC                 COM NEW          629377508    18549   750206 SH       SOLE                   750206        0        0
NTL INC DEL                    COM              62940M104    25957   450142 SH       SOLE                   450142        0        0
PG&E CORP                      COM              69331C108     8178   292115 SH       SOLE                   292115        0        0
PIONEER NAT RES CO             COM              723787107     4360   124300 SH       SOLE                   124300        0        0
R H DONNELLEY CORP             COM NEW          74955W307     1955    44600 SH       SOLE                    44600        0        0
SPX CORP                       COM              784635104     8340   179640 SH       SOLE                   179640        0        0
UNITEDGLOBALCOM                CL A             913247508      513    70629 SH       SOLE                    70629        0        0
VIACOM INC                     CL B             925524308    23181   649960 SH       SOLE                   649960        0        0